Short-term investments	12 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
Short-term investments

6.	Short-term investments
The Company’s short-term investments included structured notes with maturities of one year or less and investment in an alternative investment fund, which is measured using the net asset value (NAV) per share as a practical expedient. The following is a summary of the Company’s short-term investments:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Structured notes	36,197	69,548	10,914
Investment in fund	165,381	109,282	17,148

Total short-term investments	201,578	178,830	28,062

For the years ended December 31, 2019, 2020 and 2021, the Group recognized other income(loss), net related to its structured notes of
RMB4,434, RMB4,255 and RMB2,992 (US$469), respectively, in the consolidated statements of comprehensive loss.
For the year ended December 31, 2020 and 2021, the Group recognized unrealized gain and (loss) on fair value change of the investment in fund of RMB35,527 and RMB(52,877) (US$8,298
), respectively, as other income(loss), net in the consolidated statements of comprehensive loss.